Property, Plant and Equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Land	$ 3,724	$ 3,724
Building	84,195	85,050
Computer equipment and software	438,742	434,707
Office furniture and fixtures	90,477	88,401
Laboratory equipment	44,101	40,611
Leasehold improvements	30,588	31,144
Motor vehicles	158	199
Foreign exchange movement on property, plant and equipment	11,728	(1,371)
Property, plant and equipment, gross	703,713	682,465
Less accumulated depreciation and asset write offs	(522,473)	(518,383)
Foreign exchange movement in acccumulated depreciation and asset write offs	(6,897)	1,005
Property, plant and equipment (net)	$ 174,343	$ 165,087